RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of quality assets and its related provision

The following table shows quality assets and its related provision, based on our internal scoring policy as of December 31, 2017 and 2016:

	As of December 31,
Category	2017				2016
Commercial Portfolio	Individual	Percentage	Allowance	Percentage	Individual	Percentage	Allowance	Percentage
	MCh$	%	MCh$	%	MCh$	%	MCh$	%

A1	1,051,072	3.79%	827	0.10%	1,599,311	5.88%	923	0.12%
A2	5,957,305	21.49%	18,514	2.34%	6,437,930	23.67%	23,757	3.00%
A3	2,176,779	7.85%	27,894	3.53%	2,030,867	7.46%	29,668	3.75%
B	539,074	1.94%	32,089	4.06%	538,909	1.98%	40,545	5.13%
C1	145,033	0.52%	2,604	0.33%	121,893	0.45%	2,176	0.28%
C2	56,871	0.21%	5,104	0.65%	51,034	0.19%	4,555	0.58%
C3	39,825	0.14%	8,935	1.13%	49,901	0.18%	11,136	1.41%
C4	53,261	0.19%	19,120	2.42%	64,118	0.24%	22,894	2.90%
D1	71,896	0.26%	41,941	5.30%	73,462	0.27%	42,625	5.39%
D2	77,048	0.28%	62,234	7.87%	89,857	0.33%	72,192	9.13%
Subtotal	10,168,164	36.67%	219,262	27.73%	11,057,282	40.65%	250,471	31.69%

	Group	Percentage	Allowance	Percentage	Group	Percentage	Allowance	Percentage
	MCh$	%	MCh$	%	MCh$	%	MCh$	%
Commercial
Normal portfolio	3,488,633	12.58%	58,728	7.42%	2,741,858	10.08%	58,453	7.39%
Impaired portfolio	414,530	1.50%	160,345	20.27%	341,132	1.25%	124,653	15.76%
Subtotal	3,903,163	14.08%	219,073	27.69%	3,082,990	11.33%	183,106	23.15%
Mortgage
Normal portfolio	8,634,351	31.14%	20,174	2.55%	8,221,666	30.22%	23,699	3.00%
Impaired portfolio	462,544	1.67%	48,892	6.17%	397,688	1.46%	33,310	4.21%
Subtotal	9,096,895	32.81%	69,066	8.72%	8,619,354	31.68%	57,009	7.21%
Consumer
Normal portfolio	4,230,567	15.26%	114,099	14.42%	4,158,221	15.28%	147,979	18.72%
Impaired portfolio	327,125	1.18%	169,657	21.44%	288,584	1.06%	152,040	19.23%
Subtotal	4,557,692	16.44%	283,756	35.86%	4,446,805	16.34%	300,019	37.95%
Total	27,725,914	100.00%	791,157	100.00%	27,206,431	100.00%	790,605	100.00%

Schedule of financial assets and off-balance sheet commitments

For financial assets recognised in the Consolidated Statement of Financial Position, maximum credit risk exposure equals their carrying value. Below is the distribution by financial asset and off-balance sheet commitments of the Bank’s maximum exposure to credit risk as of December 31, 2017 and 2016, without deduction of collateral, security interests or credit improvements received:

		As of December 31,
		2017	2016
		Amount of exposure	Amount of exposure
	Note	MCh$	MCh$

Deposits in banks	4	839,561	1,709,071
Cash items in process of collection	4	668,145	495,283
Trading investments	5	485,736	396,987
Investments under resale agreements	6	-	6,736
Financial derivative contracts	7	2,238,647	2,500,782
Loans and accounts receivable from customers and interbank loans, net	8 and 9	26,934,757	26,415,826
Available for sale investments	10	2,574,546	3,388,906

Off-balance commitments:
Letters of credit issued		201,699	158,800
Foreign letters of credit confirmed		75,499	57,686
Guarantees		1,823,793	1,752,610
Available credit lines		8,135,489	7,548,820
Personal guarantees		81,577	125,050
Other irrevocable credit commitments		260,691	260,266
Total		44,320,140	44,816,823

Schedule of fair value of derivative instruments

Below we detail as of December 31, 2017, considering fair value of derivative instruments.

Country	Classification	Derivative Instruments (adjusted to market) USD MCh$	Deposits USD MCh$	Loans USD MCh$	Financial investments USD MCh$	Total Exposure USD MCh$
Bolivia	3	0.00	0.00	0.06	0.00	0.06
China	2	0.00	0.00	243.95	0.00	243.95
Italy	2	0.00	2.38	0.78	0.00	3.16
México	2	0.00	0.01	0.00	0.00	0.01
Panamá	2	0.63	0.00	0.00	0.00	0.63
Perú	2	3.38	0.00	0.00	0.00	3.38
Thailand	2	0.00	0.00	0.31	0.00	0.31
Turkey	3	0.00	0.00	9.49	0.00	9.49
Total		4.01	2.39	254.59	0.00	260.99

Our exposure to Spain within the group is as follows:

Counterpart	Country	Classification	Derivative instruments (market adjusted) MUSD	Deposits MUSD	Loans MUSD	Financial Investments MUSD	Exposure Exposure MUSD
Banco Santander España (*)	Spain	1	9.74	118.26	-	-	128.00

Schedule of security interests, collateral, or credit improvements

Below is the detail of security interests, collateral, or credit improvements provided to the Bank as of December 31, 2017 and 2016.

	As of December 31,
	2017	2016
	MCh$	MCh$
Non-impaired financial assets:
Properties/mortgages	19,508,151	17,560,550
Investments and others	2,108,962	2,326,396
Impaired financial assets:
Properties/ mortgages	152,252	186,297
Investments and others	1,087	2,064
Total	21,770,452	20,075,307

Schedule of liquidity portfolio

The management of the Bank’s liquidity portfolio is performed by the Financial Management Division under rules determined by the ALCO.

	As of December 31,
	2017	2016
	MCh$	MCh$
Financial investments for trading	485,736	396,987
Available for sale investments	2,574,546	3,388,906
Encumbered assets (net) (1)	(268,330)	(205,703)
Net cash (2)	(37,628)	16,259
Net Interbank deposits (3)	768,595	1,335,017
Total liquidity portfolio	3,522,919	4,931,466

(1) Assets encumbered through repurchase agreements are deducted from the liquidity portfolio.

(2) Cash minus reserve requirements. As is presented in Note 4 the reserve requirements are established by the monthly average reserves that the Bank must maintain in accordance with regulation governing minimum reserves.

(3) Includes overnight deposits in Central Bank, domestic banks and foreign banks.

Schedule of exposure to liquidity risk

The following table displays the actual derived percentages as calculated per above:

	As of December 31,
	2017%	2016%
30 days	(48.00)	(15.00)
30 days foreign currency	(22.00)	21.00
90 days	(51.00)	(37.00)

Schedule of breakdown by maturity

Below, is the breakdown by maturity, of the liability balances of the Bank as of December 31, 2017 and 2016:

	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
As of December 31, 2017	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Obligations under repurchase agreements	-	268,061	-	-	268,061	-	-	-	-	268,061
Checking accounts, time deposits and other time liabilities	8,376,371	5,120,171	4,201,271	2,299,018	19,996,831	106,833	2,811	62,362	172,006	20,168,837
Financial derivatives contracts	-	144,410	196,444	356,288	697,142	378,582	358,358	705.406	1,442,346	2,139,488
Interbank borrowings	4,130	46,013	397,419	1,030,241	1,477,803	220,554	-	-	220,554	1,698,357
Issue debt instruments	-	21,043	55,119	274,239	350,401	1,727,571	2,104,771	2,910,910	6,743,252	7,093,653
Other financial liabilities	177,663	701	2,583	31,879	212,826	27,581	404	1,219	29,204	242,030
Subtotal	8,558,164	5,600,399	4,852,836	3,991,665	23,003,064	2,461,121	2,466,344	3,679,897	8,607,362	31,610,426
Contractual interest payments	4,403	45,465	117,779	462,579	630,226	808,502	776,796	1,147,553	2,732,851	3,363,077
Total	8,562,567	5,645,864	4,970,615	4,454,244	23,633,290	3,269,623	3,243,140	4,827,450	11,340,213	34,973,503

As of December 31, 2017, the scheduled maturities of other commercial commitments, including accrued interest, were as follows:

Other Commercial Commitments	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 5 years	More than 5 years	Total
(in millions of Ch$)
Guarantees	514,510	244,543	835,030	208,479	21,231	1,823,793
Confirmed foreign letters of credit	16,681	33,513	21,277	4,028	-	75,499
Letters of credit issued	12,367	115,720	43,029	30,554	29	201,699
Pledges and other commercial commitments	16,028	13,382	47,288	4,880	-	81,578
Total other commercial commitments	559,586	407,158	946,624	247,941	21,260	2,182,569

	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
As of December 31, 2016	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Obligations under repurchase agreements	-	212,437	-	-	212,437	-	-	-	-	212,437
Checking accounts, time deposits and other time liabilities	7,949,315	6,105,767	4,193,906	2,537,299	20,786,287	118,101	13,913	61,196	193,210	20,979,497
Financial derivatives contracts	-	92,335	122,565	263,893	478,793	494,539	346,948	971,881	1,813,368	2,292,161
Interbank borrowings	4,557	373,423	115,769	1,154,063	1,647,812	233,542	35,014	-	268,556	1,916,368
Issue debt instruments	-	43,141	185,425	922,705	1,151,271	1,168,117	1,444,593	3,562,391	6,175,101	7,326,372
Other financial liabilities	153,049	1,461	1,161	2,817	158,488	58,641	7,766	15,121	81,528	240,016
Subtotal	8,106,921	6,828,564	4,618,826	4,880,777	24,435,088	2,072,940	1,848,234	4,610,589	8,531,763	32,966,851
Contractual interest payments	2,273	56,121	170,861	537,941	767,196	1,762,884	-	987,370	2,750,254	3,517,450
Total	8,109,194	6,884,685	4,789,687	5,418,718	25,202,284	3,835,824	1,848,234	5,597,959	11,282,017	36,484,301

As of December 31, 2016, the scheduled maturities of other commercial commitments, including accrued interest, were as follows:

Other Commercial Commitments	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 5 years	More than 5 years	Total
(in millions of Ch$)
Guarantees	79,457	175,437	739,170	592,017	151,435	1,737,516
Confirmed foreign letters of credit	12,247	8,125	8,505	28,809	-	57,686
Letters of credit issued	36,662	82,342	39,768	27	-	158,799
Pledges and other commercial commitments	9,916	11,591	39,811	63,731	-	125,049
Total other commercial commitments	138,282	277,495	827,254	684,584	151,435	2,079,050

Schedule of high, low and average levels

High, low and average levels for each component and year were as follows:

VaR	2017 USDMM	2016 USDMM
Consolidated:
High	5.71	3.95
Low	1.56	1.08
Average	3.01	2.25

Fixed-income investments:
High	5.51	2.71
Low	1.15	0.55
Average	2.36	1.33

Variable-income investments
High	0.01	0.03
Low	0.00	0.00
Average	0.00	0.00

Foreign currency investments
High	4.21	3.83
Low	0.53	0.61
Average	1.71	1.91

Schedule of market risk

Market risk – Financial management portfolio – December 31, 2017 and 2016

	2017		2016
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital

Financial management portfolio – local currency (MCh$)
Loss limit	48,000	175,000	48,000	175,000
High	(37,148)	(141,287)	30,853	146,208
Low	(22,958)	(112,818)	21,978	108,249
Average	(29,110)	(128,506)	26,119	120,159
Financial management portfolio – foreign currency (Th$US)
Loss limit	30	75	30	75
High	16	42	14	35
Low	4	15	6	13
Average	10	23	10	26
Financial management portfolio – consolidated (in MCh$)
Loss limit	48,000	175,000	48,000	175,000
High	(38,249)	(142,442)	31,764	145,566
Low	(23,571)	(112,277)	23,088	107,959
Average	(29,948)	(128,360)	27,390	119,632

Schedule of levels of basic capital and effective net equity

The levels of basic capital and effective net equity at the close of each period are as follows:

			Ratio
	As of December 31,		As of December 31,
	2017	2016	2017	2016
	MCh$	MCh$	%	%
Basic capital	3,066,180	2,868,706	7.92	7.22
Regulatory capital	3,881,252	3,657,707	13.91	13.43

Consumer Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of provision matrix

Santander:

Bank	Loan type		Allowance Level(1) (Loss rate)
	Performing	New clients	Existing clients	Banefe (3)
		0.53% -19.75%	0.05%-11.92%	0.13%-18.67%

Renegotiated consumer loans which were less than 90 days past due at the time of renegotiation (2)	3.66%-30.40%	10.19%-43.71%

Consumer	Renegotiated consumer loans which were more than 90 days past due at the time of renegotiation (2)	41.50%-100%	51,11%-100%

	Days Past Due	New Clients	Existing Clients	Previously Renegotiated Bank	Previously Renegotiated Banefe (3)
	90-120	31.78%	31.78%	41.50%	51.11%
Non-performing	120-150	51.17%	51.17%	60.15%	66.65%
	150-180	59.98%	59.98%	68.86%	78.50%
	>180			Charged-off

 __________________

1.	Percentage of loans outstanding

2.	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.

Commerical Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of provision matrix
Loan type		Allowance Level(1) (Loss rate)
Commercial loans analyzed on a group basis	Performing	Commercial loan to individuals w/o mortgage collateral	Commercial loan to individuals with mortgage collateral	Small Enterprise	Mid-sized Enterprise
		0.87% -15.70%	0.03%-3.98%	0.21%-14.39%	0.14%-7.31

	Renegotiated commercial loans which were less than 90 days past due at the time of renegotiation (2)	loan w/o mortgage collateral 2.93%-20.65%			loan with mortgage collateral 1.17%-8.25%

	Renegotiated commercial loans which were more than 90 days past due at the time of renegotiation (2)	Days Past Due when renegotiated	Commercial loan to individuals w/o mortgage collateral	Commercial loan to individuals with mortgage collateral	Small Enterprise	Mid-sized Enterprise
		90-179	41.69%	12.15%	30.95%	18.93%
		180-359	67.31%	23.42%	64.47%	51.86%
		360-719	75.69%	34.65%	70.15%	63.12%
		>720	83.82%	46.25%	74.53%	72.87%

	Non-performing consumer	Days Past Due	Commercial loan to individuals w/o mortgage collateral	Commercial loan to individuals with mortgage collateral	Small Enterprise	Mid-sized Enterprise	Previously renegotiated
		90-179	41.69%	12.15%	30.95%	18.93%	18.93%
		180-359	67.31%	23.42%	64.47%	51.86%	51.86%
		360-719	75.69%	34.65%	70.15%	63.12%	63.12%
		>720	83.82%	46.25%	74.53%	72.87%	72.87%

__________________

(1)	Percentage of loans outstanding

(2)	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.

Residential Mortgage Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of provision matrix
Bank	Loan type	Allowance Level(1) (Loss rate)

Residential mortgage	Performing	Bank (excl Select)		Santander Select
		0.00%-5.18%		0.00%-3.88%

	Renegotiated mortgage loans which were less than 90 days past due at the time of renegotiation (2)	0.16%-8.37%

	Renegotiated mortgage loans which were more than 90 days past due at the time of renegotiation (2)	5.58%-26.25%

	Non-performing mortgage	Loan to Value
		0-60	5.58%
		60-80	8.48%
		80-90	11.93%
		>90	16.25%

__________________

1.	Percentage of loans outstanding

2.	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.